Unaudited Interim Condensed Consolidated Statements of Operations and Comprehensive Income - USD ($)	6 Months Ended				12 Months Ended
	Mar. 31, 2024		Mar. 31, 2023		Sep. 30, 2023		Sep. 30, 2022		Sep. 30, 2021
Income Statement [Abstract]
Revenues	$ 4,798,363		$ 9,031,327		$ 12,733,339		$ 22,028,303		$ 15,466,862
Cost of revenues	(4,089,486)		(7,085,228)		(10,872,484)		(18,323,802)		(12,929,580)
Gross profit	708,877		1,946,099		1,860,855		3,704,501		2,537,282
Operating expenses
General and administrative expenses	(1,743,309)		(694,449)		(1,373,695)		(1,047,552)		(625,014)
Selling and marketing expenses	(228,956)		(294,240)		(595,804)		(812,062)		(928,385)
Research and development expenses	(297,811)		(287,971)		(588,108)		(628,350)		(102,880)
Gain from disposal of property and equipment			196,503		125,804		193,191
Total operating expenses	(2,270,076)		(1,080,157)		(2,431,803)		(2,294,773)		(1,656,279)
Operating (loss)/profit	(1,561,199)		865,942		(570,948)		1,409,728		881,003
Other expenses
Investment income (loss)			(4,857)		2,119		8,402
Impairment loss from equity investment					(60,046)
Interest expenses, net	(60,726)		(83,252)		(102,360)		(79,455)		(81,877)
Others, net					14,557		113,658		54,080
Other non-operating income	998		28,036
Total other expenses	(59,728)		(60,073)		(145,730)		42,605		(27,797)
(Loss)/Income before income taxes	(1,620,927)		805,869		(716,678)		1,452,333		853,206
Income tax benefit/(provision)	215,161		(251,042)		63,950		(385,958)		(101,540)
Net (loss)/income	(1,405,766)		554,827		(652,728)		1,066,375		751,666
Net income/(loss)	(1,405,766)		554,827		(652,728)		1,066,375		751,666
Other comprehensive income
Foreign currency translation adjustment	(10,107)		16,351		(15,524)		(57,722)		(31,726)
Total comprehensive (loss)/income attributable to the Company’s ordinary shareholders	$ (1,415,873)		$ 571,178		$ (668,252)		$ 1,008,653		$ 719,940
(Loss)/earnings per ordinary share attributable to ordinary shareholders
(Loss)/earnings per ordinary share attributable to ordinary shareholders, basic (in Dollars per share) (in Dollars per share)	$ (0.07)	[1]	$ 0.03	[1]	$ (0.03)	[2]	$ 0.05	[2]	$ 0.04	[2]
(Loss)/earnings per ordinary share attributable to ordinary shareholders, diluted (in Dollars per share)	$ (0.07)	[1]	$ 0.03	[1]	$ (0.03)	[2]	$ 0.05	[2]	$ 0.04	[2]
Weighted average number of ordinary shares outstanding
Weighted average number of ordinary shares outstanding, basic (in Shares)	20,848,901	[1]	20,000,000	[1]	20,000,000	[2]	20,000,000	[2]	20,000,000	[2]
Weighted average number of ordinary shares outstanding, diluted (in Shares)	20,848,901	[1]	20,000,000	[1]	20,000,000	[2]	20,000,000	[2]	20,000,000	[2]

[1]	The shares and per share information are presented on a retroactive basis to reflect the reorganization completed on February 17, 2023 and share split occurred on March 20, 2023 and IPO on December 17, 2023 (Note 14).
[2]	The shares and per share information are presented on a retroactive basis to reflect the reorganization completed on February 17, 2023 and share split occurred on March 20, 2023 (Note 14).